Schedule of Investments
March 31, 2024
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–99.89%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Alternative Funds–4.93%
Invesco Global Real Estate Income Fund, Class R6(b)	2.46%	$49,802,913	$532,886	$—	$(1,467,831)	$—	$435,395	6,001,378	$48,971,245
Invesco Macro Allocation Strategy Fund, Class R6	2.47%	46,197,444	551,819	—	2,527,728	—	—	6,221,842	49,276,991
Total Alternative Funds		96,000,357	1,084,705	—	1,059,897	—	435,395		98,248,236
Domestic Equity Funds–49.92%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	5.96%	90,600,129	18,202,902	(4,801,132)	14,531,542	203,543	—	3,563,535	118,736,984
Invesco Main Street Small Cap Fund, Class R6	5.88%	124,459,421	—	(15,000,752)	2,567,502	5,048,649	—	5,226,555	117,074,820
Invesco NASDAQ 100 ETF	9.99%	88,170,017	106,406,939	(3,832,014)	7,145,659	1,032,136	173,098	1,088,854	198,922,737
Invesco Russell 1000® Dynamic Multifactor ETF	14.07%	230,534,676	31,171,292	—	18,496,588	—	1,248,558	5,073,376	280,202,556
Invesco S&P 500® Low Volatility ETF	—	161,131,130	—	(165,758,530)	(21,009,625)	25,637,025	644,010	—	—
Invesco S&P 500® Pure Growth ETF	—	89,936,138	—	(100,775,431)	(13,543,238)	24,382,531	—	—	—
Invesco S&P 500® Pure Value ETF	9.23%	—	174,677,956	—	9,079,846	—	1,105,186	2,077,768	183,757,802
Invesco Value Opportunities Fund, Class R6	4.79%	55,222,773	32,563,514	(1,466,735)	9,056,963	139,902	—	4,659,337	95,516,417
Total Domestic Equity Funds		840,054,284	363,022,603	(291,634,594)	26,325,237	56,443,786	3,170,852		994,211,316
Fixed Income Funds–22.53%
Invesco Core Bond Fund, Class R6	9.88%	—	195,438,953	—	1,392,991	—	420,145	34,899,281	196,831,944
Invesco Core Plus Bond Fund, Class R6	4.85%	137,378,126	1,590,854	(41,090,286)	9,887,246	(11,243,386)	1,590,852	10,525,906	96,522,554
Invesco Emerging Markets Sovereign Debt ETF	0.60%	—	11,825,315	—	52,247	—	65,994	580,526	11,877,562
Invesco Equal Weight 0-30 Year Treasury ETF	2.66%	73,470,516	—	(18,475,521)	2,968,184	(5,045,605)	542,132	1,884,529	52,917,574
Invesco Floating Rate ESG Fund, Class R6	1.19%	14,756,262	8,907,192	—	(24,955)	—	397,864	3,476,250	23,638,499
Invesco High Yield Fund, Class R6	1.19%	55,667,668	867,551	(32,673,938)	(989,073)	898,494	867,549	6,772,280	23,770,702
Invesco Income Fund, Class R6	0.00%	18,606,774	244,067	(18,832,326)	832,292	(805,551)	244,067	6,568	45,256
Invesco International Bond Fund, Class R6	0.00%	18,689,287	193,617	(18,468,051)	(1,459,512)	1,080,514	193,616	8,300	35,855
Invesco Senior Floating Rate Fund, Class R6	0.01%	28,076,961	564,505	(28,666,489)	746,663	(618,104)	564,506	15,499	103,536
Invesco Taxable Municipal Bond ETF	—	63,279,941	—	(62,103,674)	13,343,931	(14,520,198)	385,347	—	—
Invesco Variable Rate Investment Grade ETF	2.15%	18,208,489	24,715,227	—	(15,475)	—	412,619	1,710,173	42,908,241
Total Fixed Income Funds		428,134,024	244,347,281	(220,310,285)	26,734,539	(30,253,836)	5,684,691		448,651,723
Foreign Equity Funds–21.94%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.47%	56,199,436	—	(26,818,309)	3,949,374	(3,996,938)	—	887,820	29,333,563
Invesco Developing Markets Fund, Class R6	1.24%	60,980,131	—	(37,460,990)	2,574,164	(1,395,498)	—	626,848	24,697,807
Invesco FTSE RAFI Developed Markets ex-U.S. ETF(d)	3.25%	48,466,701	13,835,146	—	2,430,979	—	484,799	1,303,783	64,732,826
Invesco Global Fund, Class R6	7.14%	157,156,835	—	(31,551,565)	12,043,229	4,562,828	—	1,391,500	142,211,327
Invesco Global Infrastructure Fund, Class R6	0.98%	18,414,858	1,233,216	—	(88,245)	—	131,839	1,708,282	19,559,829
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.89%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Invesco International Developed Dynamic Multifactor ETF(d)	2.82%	$—	$55,729,214	$—	$350,360	$—	$439,659	2,189,753	$56,079,574
Invesco International Small-Mid Company Fund, Class R6	3.81%	39,535,210	35,944,126	—	391,890	—	—	1,754,654	75,871,226
Invesco Oppenheimer International Growth Fund, Class R6	1.23%	38,706,996	—	(16,008,415)	915,386	957,513	—	659,814	24,571,480
Invesco S&P Emerging Markets Low Volatility ETF	—	86,058,945	—	(85,628,681)	(6,100,898)	5,670,634	553,906	—	—
Invesco S&P International Developed Low Volatility ETF	—	37,824,732	—	(37,851,284)	(885,790)	912,342	—	—	—
Total Foreign Equity Funds		543,343,844	106,741,702	(235,319,244)	15,580,449	6,710,881	1,610,203		437,057,632
Money Market Funds–0.57%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(e)	0.20%	3,205,449	128,190,975	(127,447,659)	—	—	53,668	3,948,765	3,948,765
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(e)	0.14%	2,290,920	91,564,982	(91,034,042)	(536)	(633)	39,361	2,819,563	2,820,691
Invesco Treasury Portfolio, Institutional Class, 5.21%(e)	0.23%	3,663,371	146,503,971	(145,654,468)	—	—	61,188	4,512,874	4,512,874
Total Money Market Funds		9,159,740	366,259,928	(364,136,169)	(536)	(633)	154,217		11,282,330
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $1,698,481,953)	99.89%	1,916,692,249	1,081,456,219	(1,111,400,292)	69,699,586	32,900,198	11,055,358		1,989,451,237

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.02%
Invesco Private Government Fund, 7.57%(e)(f)	0.01%	9,467,365	34,704,560	(44,045,313)	—	—	83,358(g)	126,612	126,612
Invesco Private Prime Fund, 5.49%(e)(f)	0.01%	24,344,655	89,507,605	(113,546,020)	(777)	1,662	223,934(g)	306,972	307,125
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $433,737)	0.02%	33,812,020	124,212,165	(157,591,333)	(777)	1,662	307,292		433,737
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,698,915,690)	99.91%	$1,950,504,269	$1,205,668,384	$(1,268,991,625)	$69,698,809	$32,901,860	$11,362,650		$1,989,884,974
OTHER ASSETS LESS LIABILITIES	0.09%								1,849,074
NET ASSETS	100.00%								$1,991,734,048
Investment Abbreviations:
ETF -	Exchange-Traded Fund
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at March 31, 2024.
(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(g)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	16	June-2024	$4,246,800	$98,135	$98,135
MSCI Emerging Markets Index	269	June-2024	14,109,050	(105,406)	(105,406)
Nikkei 225 Index	1	June-2024	266,812	3,500	3,500
S&P/TSX 60 Index	1	June-2024	198,058	3,034	3,034
SPI 200 Index	2	June-2024	259,064	6,645	6,645
STOXX Europe 600 Index	36	June-2024	991,938	17,957	17,957
Subtotal—Long Futures Contracts				23,865	23,865
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Notes	200	June-2024	(22,159,375)	(123,872)	(123,872)
Total Futures Contracts				$(100,007)	$(100,007)

(a)	Futures contracts collateralized by $4,162,404 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/20/2024	Citibank, N.A.	PHP	277,080,000	USD	5,004,244	$76,768
06/20/2024	Citibank, N.A.	USD	5,722,748	COP	22,703,000,000	75,274
06/21/2024	Deutsche Bank AG	CLP	240,300,000	USD	253,009	8,244
06/20/2024	Goldman Sachs International	TWD	72,605,000	USD	2,321,874	44,754
06/04/2024	J.P. Morgan Chase Bank, N.A.	BRL	26,435,000	USD	5,266,188	25,797
06/20/2024	J.P. Morgan Chase Bank, N.A.	JPY	294,305,000	USD	2,021,207	53,446
06/20/2024	Morgan Stanley and Co. International PLC	AUD	6,505,000	USD	4,319,318	71,036
06/20/2024	Morgan Stanley and Co. International PLC	CAD	5,220,000	USD	3,880,229	22,184
06/20/2024	Morgan Stanley and Co. International PLC	CHF	3,825,000	USD	4,398,075	119,969
06/20/2024	Morgan Stanley and Co. International PLC	HKD	700,000	USD	89,725	88
06/20/2024	Morgan Stanley and Co. International PLC	INR	175,700,000	USD	2,114,626	12,599
06/20/2024	Morgan Stanley and Co. International PLC	KRW	9,543,670,000	USD	7,286,017	184,457
06/20/2024	Morgan Stanley and Co. International PLC	NZD	8,885,000	USD	5,469,677	161,044
06/20/2024	Morgan Stanley and Co. International PLC	THB	179,665,000	USD	5,054,536	98,529
Subtotal—Appreciation						954,189
Currency Risk
06/20/2024	Citibank, N.A.	USD	4,914,113	IDR	76,755,000,000	(88,889)
06/20/2024	Citibank, N.A.	USD	5,280,821	NOK	55,220,000	(184,996)
06/20/2024	Deutsche Bank AG	USD	4,930,228	HUF	1,790,060,000	(47,858)
06/20/2024	Deutsche Bank AG	USD	4,635,261	ZAR	86,870,000	(78,065)
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/20/2024	Goldman Sachs International	USD	5,314,041	MYR	24,790,000	$(101,364)
06/04/2024	J.P. Morgan Chase Bank, N.A.	USD	4,632,656	BRL	23,175,000	(38,517)
06/20/2024	J.P. Morgan Chase Bank, N.A.	CNY	69,655,000	USD	9,748,314	(23,995)
06/20/2024	J.P. Morgan Chase Bank, N.A.	MXN	98,520,000	USD	5,817,717	(35,348)
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	108,053	CZK	2,490,000	(1,879)
06/20/2024	J.P. Morgan Chase Bank, N.A.	USD	5,275,337	SGD	6,995,000	(76,251)
06/20/2024	Morgan Stanley and Co. International PLC	USD	50,170	DKK	340,000	(798)
06/20/2024	Morgan Stanley and Co. International PLC	USD	10,166,129	EUR	9,250,000	(155,262)
06/20/2024	Morgan Stanley and Co. International PLC	USD	6,783,000	GBP	5,300,000	(90,844)
06/20/2024	Morgan Stanley and Co. International PLC	USD	91,708	PLN	360,000	(1,654)
06/20/2024	Morgan Stanley and Co. International PLC	USD	5,074,712	SEK	51,720,000	(227,260)
Subtotal—Depreciation						(1,152,980)
Total Forward Foreign Currency Contracts						$(198,791)

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 40, Version 1	Sell	5.00%	Quarterly	06/20/2028	2.927%	USD	26,977,500	$350,484	$2,006,749	$1,656,265
Credit Risk
Markit CDX North America Investment Grade Index, Series 40, Version 1	Buy	(1.00)	Quarterly	06/20/2028	0.404	USD	154,800,000	(1,669,522)	(3,559,162)	(1,889,640)
Total Centrally Cleared Credit Default Swap Agreements								$(1,319,038)	$(1,552,413)	$(233,375)

(a)	Centrally cleared swap agreements collateralized by $2,729,610 cash held with J.P. Morgan Chase Bank, N.A.
(b)	Implied credit spreads represent the current level, as of March 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
PLN	—Polish Zloty
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$1,978,168,907	$—	$—	$1,978,168,907
Money Market Funds	11,282,330	433,737	—	11,716,067
Total Investments in Securities	1,989,451,237	433,737	—	1,989,884,974
Other Investments - Assets*
Futures Contracts	129,271	—	—	129,271
Forward Foreign Currency Contracts	—	954,189	—	954,189
Swap Agreements	—	1,656,265	—	1,656,265
	129,271	2,610,454	—	2,739,725
Other Investments - Liabilities*
Futures Contracts	(229,278)	—	—	(229,278)
Forward Foreign Currency Contracts	—	(1,152,980)	—	(1,152,980)
Swap Agreements	—	(1,889,640)	—	(1,889,640)
	(229,278)	(3,042,620)	—	(3,271,898)
Total Other Investments	(100,007)	(432,166)	—	(532,173)
Total Investments	$1,989,351,230	$1,571	$—	$1,989,352,801

*	Unrealized appreciation (depreciation).
Invesco Active Allocation Fund